Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Central Index Key	0000311635
Amendment Flag	false
Document Creation Date	Oct. 24, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 01, 2013